Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Stock-based compensation			$ 29,850	$ 33,600	$ 272,147
Amortization of debt discounts	$ 294,733	$ 9,911	315,057	14,803	116,643
Officer and Director [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Stock-based compensation	$ 22,121	$ 0	$ 46,911	$ 33,600	109,147	0
Professional and Consulting [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Stock-based compensation					$ 163,000	$ 0